GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
GOODWILL
Reporting unit | segment	10
Costs:
Beginning balance	$ 54,938	$ 53,024
Addition	391	210
Disposal	(796)
Foreign currency adjustment	1,440	1,704
Ending balance	55,973	54,938	$ 53,024
Goodwill impairment loss	(13,871)	(8,791)
Goodwill, net	42,102	46,147
Impairment of goodwill	4,559	8,454	337
Impairment loss for intangible assets	$ 0	$ 1,720	$ 79